BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2021

	Shares	Value
COMMON STOCKS - 99.3%
AUSTRALIA - 5.5%
Airports - 2.4%
Sydney Airport (n)	1,753,653	$8,286,426
Toll Roads - 3.1%
Transurban Group	1,075,692	10,935,710
Total AUSTRALIA		19,222,136
BRAZIL - 1.7%
Rail - 1.7%
Rumo SA (n)	1,640,206	5,871,772
Total BRAZIL		5,871,772
CANADA - 8.7%
Pipelines - 6.1%
Enbridge, Inc.	459,600	16,742,650
Pembina Pipeline Corp.	166,500	4,809,382
Total Pipelines		21,552,032
Rail - 2.6%
Canadian Pacific Railway Ltd.	23,400	8,937,694
Total CANADA		30,489,726
CHINA - 3.6%
Airports - 0.6%
Hainan Meilan International Airport Company Ltd.	444,900	1,946,151
Communications - 1.0%
China Tower Corporation Ltd. (e)	23,806,800	3,534,943
Gas Utilities - 1.1%
China Gas Holdings Ltd.	960,906	3,945,175
Water - 0.9%
Guangdong Investment Ltd.	1,932,700	3,157,794
Total CHINA		12,584,063
FRANCE - 2.6%
Renewables/Electric Generation - 1.5%
Engie SA (n)	368,400	5,233,260
Toll Roads - 1.1%
Getlink SE (n)	256,700	3,935,098
Total FRANCE		9,168,358
GERMANY - 3.4%
Airports - 1.4%
Fraport AG Frankfurt Airport Services Worldwide	82,600	5,018,501
Renewables/Electric Generation - 2.0%
RWE AG	181,423	7,119,387
Total GERMANY		12,137,888
HONG KONG - 2.3%
Rail - 0.9%
MTR Corporation Ltd.	521,888	2,968,226
Renewables/Electric Generation - 1.4%
CLP Holdings Ltd.	517,979	5,043,404
Total HONG KONG		8,011,630
ITALY - 4.6%
Renewables/Electric Generation - 1.7%
Hera SpA	1,565,000	6,000,991
Toll Roads - 2.9%
Atlantia SpA (n)	543,877	10,178,277
Total ITALY		16,179,268
JAPAN - 2.5%
Rail - 2.5%
East Japan Railway Co.	124,500	8,852,866
Total JAPAN		8,852,866
MEXICO - 3.2%
Airports - 2.3%
Grupo Aeroportuario del Pacifico SAB de CV (n)	771,736	8,055,852
Toll Roads - 0.9%
Promotora y Operadora de Infraestructura SAB de CV	411,262	3,138,867
Total MEXICO		11,194,719
SPAIN - 2.9%
Communications - 1.6%
Cellnex Telecom SA (e)	96,849	5,583,191
Toll Roads - 1.3%
Ferrovial SA	171,400	4,478,859
Total SPAIN		10,062,050
SWITZERLAND - 2.9%
Airports - 2.9%
Flughafen Zurich AG (n)	62,500	10,283,028
Total SWITZERLAND		10,283,028
UNITED KINGDOM - 5.4%
Electricity Transmission & Distribution - 3.9%
National Grid PLC	1,146,673	13,611,739
Water - 1.5%
United Utilities Group PLC	416,100	5,317,116
Total UNITED KINGDOM		18,928,855
UNITED STATES - 50.0%
Communications - 6.3%
Crown Castle International Corp.	103,800	17,867,094
SBA Communications Corp.	14,800	4,107,740
Total Communications		21,974,834
Electricity Transmission & Distribution - 7.1%
PG&E Corp. (n)	1,055,567	12,360,689
Sempra Energy	95,505	12,662,053
Total Electricity Transmission & Distribution		25,022,742
Gas Utilities - 2.1%
NiSource, Inc.	312,180	7,526,660
Midstream - 3.9%
Cheniere Energy, Inc. (n)	84,000	6,048,840
ONEOK, Inc.	151,700	7,685,122
Total Midstream		13,733,962
Pipelines - 2.1%
Kinder Morgan, Inc.	444,800	7,405,920
Rail - 3.1%
CSX Corp.	112,100	10,808,682
Renewables/Electric Generation - 23.5%
Ameren Corp.	126,100	10,259,496
CMS Energy Corp.	127,473	7,803,897
Duke Energy Corp.	149,679	14,448,514
Entergy Corp.	91,434	9,094,940
Evergy, Inc.	118,700	7,066,211
FirstEnergy Corp.	305,600	10,601,264
NextEra Energy, Inc.	306,400	23,166,904
Total Renewables/Electric Generation		82,441,226
Water - 1.9%
American Water Works Company, Inc.	45,300	6,791,376
Total UNITED STATES		175,705,402
Total COMMON STOCKS
(Cost $320,659,498)		348,691,761
Total Investments - 99.3%
(Cost $320,659,498)		348,691,761
Other Assets in Excess of Liabilities - 0.7%		2,490,264
TOTAL NET ASSETS - 100.0%		$351,182,025

(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the total value of all such securities was $9,118,134 or 2.6% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$19,222,136	$-	$19,222,136
Brazil	5,871,772	-	-	5,871,772
Canada	30,489,726	-	-	30,489,726
China	-	12,584,063	-	12,584,063
France	-	9,168,358	-	9,168,358
Germany	-	12,137,888	-	12,137,888
Hong Kong	-	8,011,630	-	8,011,630
Italy	-	16,179,268	-	16,179,268
Japan	-	8,852,866	-	8,852,866
Mexico	11,194,719	-	-	11,194,719
Spain	-	10,062,050	-	10,062,050
Switzerland	-	10,283,028	-	10,283,028
United Kingdom	-	18,928,855	-	18,928,855
United States	175,705,402	-	-	175,705,402
Total Common Stocks	223,261,619	125,430,142	-	348,691,761
Total	$223,261,619	$125,430,142	$-	$348,691,761